Nature of Operations and Items Impacting Basis of Presentation - Gain by Transaction Component (Details) - Disposal Group, Disposed of by Sale, Not Discontinued Operations - Assurant Employee Benefits - USD ($)
$ in Millions
		12 Months Ended
	Mar. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Novations, resulting in recognized gains		$ 0.0	$ 0.0	$ 1.8
Loss on retroactive reinsurance component, before realized gains		0.0	0.0	(1.0)
Net gain prior to realized gains on transferred securities supporting reinsurance component		0.0	0.0	0.8
Realized gains on transferred supporting retroactive component		0.0	0.0	5.3
Amortization of deferred gains		0.5	2.8	26.4
Total	$ 36.0	$ 0.5	$ 2.8	$ 32.5